Schedule of average number of employee (Details) Pure in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total	60	93	254
Sales and business development [member]
IfrsStatementLineItems [Line Items]
Total	4	11	13
Central services and management [member]
IfrsStatementLineItems [Line Items]
Total	10	18	29
Production [member]
IfrsStatementLineItems [Line Items]
Total	46	64	212